Operations (Tables)	12 Months Ended
Dec. 31, 2021
Operations and Reorganization
Schedule of Company's major subsidiaries and VIEs and subsidiaries of the VIEs

Major Subsidiaries	Place and Year of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Bilibili HK Limited	Hong Kong, 2014	100	Investment holding
Hode HK Limited	Hong Kong, 2014	100	Investment holding
Chaodian HK Limited	Hong Kong, 2019	100	Investment holding
Bilibili Co., Ltd.	Japan, 2014	100	Business development
Hode Shanghai Limited (“Hode Shanghai”)	PRC, 2014	100	Technology development
Shanghai Bilibili Technology Co., Ltd.	PRC, 2016	100	Technology development
Chaodian (Shanghai) Technology Co., Ltd.	PRC, 2019	100	E-commerce and advertising

Major VIEs and VIEs’ subsidiaries	Place and Year of Incorporation Acquisition	Percentage of Direct or Indirect Economic Ownership	Principal Activities
Shanghai Hode Information Technology Co., Ltd. (“Hode Information Technology”)	PRC, 2013	100	Mobile game operation
Shanghai Kuanyu Digital Technology Co., Ltd. (“Shanghai Kuanyu”)	PRC, 2014	100	Video distribution and game distribution
Sharejoy Network Technology Co., Ltd. (“Sharejoy Network”)	PRC, 2014	100	Game distribution
Shanghai Hehehe Culture Communication Co., Ltd. (“Shanghai Hehehe”)	PRC, 2014	100	Comics distribution
Shanghai Anime Tamashi Cultural Media Co., Ltd. (“Shanghai Anime Tamashi”)	PRC, 2015	100	E-commerce platform

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group
The following combined financial information of the Group’s VIEs as of December 31, 2020 and 2021 and for the years ended December 31, 2019, 2020 and 2021 included in the accompanying consolidated financial statements of the Group was as follows:

	December 31, 2020	December 31, 2021

	RMB in thousands

Cash and cash equivalents	349,190	377,114
Time deposits	22,161	6,997
Accounts receivable, net	343,099	524,311
Amounts due from Group companies	173,596	391,951
Amount due from related parties	59,117	101,983
Prepayments and other current assets	1,383,648	1,806,185
Short-term investments	1,175,309	927,124
Long-term investments, net	1,223,943	1,745,466
Other non-current assets	2,183,411	4,926,989

Total assets	6,913,474	10,808,120

Accounts payable	2,332,372	3,164,301
Salary and welfare payables	288,686	343,008
Taxes payable	106,492	128,817
Short-term loans	100,000	400,000
Deferred revenue	1,769,992	2,192,460
Accrued liabilities and other payables	449,370	1,184,523
Amounts due to the Group companies	3,752,973	7,214,146
Amounts due to related parties	—	117,901
Other long-term payable	19,640	222,719

Total liabilities	8,819,525	14,967,875

Total Bilibili Inc’s shareholders’ deficit	(1,941,724)	(4,170,459)
Noncontrolling interests	35,673	10,704

Total shareholders’ deficit	(1,906,051)	(4,159,755)

Total liabilities and shareholders’ deficit	6,913,474	10,808,120

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Third-party revenues	6,056,332	9,651,207	12,867,536
Inter-company revenues	531,830	667,765	1,574,896

Total revenues	6,588,162	10,318,972	14,442,432
Third-party costs and expenses	(5,795,826)	(9,931,047)	(16,283,295)
Inter-company consulting and services costs and expenses	(1,266,411)	(1,021,596)	(593,272)
Other inter-company costs and expenses	(75,552)	(201,587)	(271,096)
Total costs and expenses	(7,137,789)	(11,154,230)	(17,147,663)
Gain/(Loss) from non-operations	122,116	8,368	(163,146)

Loss before income tax expenses	(427,511)	(826,890)	(2,868,377)
Income tax expenses	(20,603)	(27,080)	(38,997)

Net loss	(448,114)	(853,970)	(2,907,374)
Net loss attributable to noncontrolling interests	1,936	8,501	10,367

Net loss attributable to Bilibili Inc.’s shareholders	(446,178)	(845,469)	(2,897,007)

	For the Year Ended December 31,
	2019	2020	2021

	RMB in thousands

Consulting and services charges to Group companies	(1,579,212)	(1,074,899)	(637,787)
Other operating cashflow from Group companies	1,027,392	586,017	1,683,907
Operating cashflow from/(to) third-parties	823,119	1,965,376	(1,729,079)
Net cash provided by/(used in) operating activities	271,299	1,476,494	(682,959)

Purchase of short-term investments	(6,535,669)	(13,973,904)	(12,610,305)
Maturities of short-term investments	6,113,861	13,498,485	12,954,425
Placements of time deposits	(7,584)	(25,515)	(39,318)
Maturities of time deposits	7,584	7,896	54,319
Other investing activities	(1,097,123)	(1,928,125)	(3,265,756)

Net cash used in investing activities	(1,518,931)	(2,421,163)	(2,906,635)

Investments and loans from Group companies	1,300,740	990,287	3,307,226
Other financing activities	—	100,000	300,000

Net cash provided by financing activities	1,300,740	1,090,287	3,607,226